Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	FIRST INVESTORS TAX EXEMPT FUNDS
Central Index Key	0000716792
Amendment Flag	false
Document Creation Date	Apr. 27, 2016
Document Effective Date	May 01, 2016
Prospectus Date	May 01, 2016